INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Intangible assets, net as follows

Intangible assets, net consist of the following:

	As of September 30,
	2020	2021
Cost:
Apartment rental contracts	134,452	112,849
Trademarks	86,900	86,900
Software	2,275	2,275
	223,627	202,024
Less: Accumulated amortization	(1,504)	(49,560)
	222,123	152,464

Details of Group's amortization expenses for the five years

The following table sets forth the Group’s amortization expenses for the five years since September 30, 2021:

Amortization expenses
Year ending September 30, 2022	42,804
Year ending September 30, 2023	33,608
Year ending September 30, 2024	22,982
Year ending September 30, 2025	15,600
Year ending September 30, 2026 and thereafter	37,470
152,464